                              [LOGO]
NAVELLIER
VARIABLE INSURANCE
SERIES FUND

SEMIANNUAL REPORT
June 30, 1999

NAVELLIER OFFICES:
ONE EAST LIBERTY THIRD FLOOR
RENO, NEVADA 89501
800-887-8671 P.S.T.

CUSTODIAN & TRANSFER AGENT:
RUSHMORE TRUST AND SAVINGS, FSB
4922 FAIRMONT AVENUE
BETHESDA, MD 20814
800-622-1386 E.S.T.

                                                SEMIANNUAL REPORT, June 30, 1999
                                  NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.
                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------
                                                                 August 24, 1999

Dear Shareholder:

    The first half of 1999 generated significant gains for most investors. Large cap stocks finished ahead of small caps for the period, even though small caps dramatically outperformed large caps in the second quarter. The S&P 500* generated a return of 12.38% over the first six months of the year and the Russell 2000 Index* was up 9.28%. In the second quarter, the Russell 2000 was up 15.55% compared to 7.05% for the S&P 500.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   GROWTH PORTFOLIO

                           Growth Portfolio    Russell 2000    Russell 2000 Growth
2/98                                $10,000         $10,000                $10,000
3/98                                $10,500         $10,412                $10,420
4/98                                $10,520         $10,469                $10,484
5/98                                $10,140          $9,905                 $9,721
6/98                                $10,440          $9,926                 $9,821
7/98                                 $9,990          $9,122                 $9,001
8/98                                 $7,930          $7,350                 $6,923
9/98                                 $8,610          $7,926                 $7,625
10/98                                $8,740          $8,249                 $8,023
11/98                                $9,730          $8,682                 $8,646
12/98                               $11,220          $9,219                 $9,428
1/99                                $12,680          $9,341                 $9,852
2/99                                $11,720          $8,585                 $8,951
3/99                                $12,750          $8,719                 $9,270
4/99                                $13,350          $9,500                $10,089
5/99                                $12,850          $9,639                $10,105
6/99                                $14,340         $10,074                $10,637

                                                           GROWTH                    RUSSELL 2000
TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 1999            PORTFOLIO     RUSSELL 2000     GROWTH
-----------------------------------------------------  --------------  ------------  ------------
Six Months                                                   27.81%          9.28%        12.82%
Annualized Since Inception*                                  30.95%          0.55%         4.73%
Value of a $10,000 investment over life of Portfolio*    $  14,340      $  10,074     $  10,637
*Inception February 27, 1998

    Small cap stocks outperformed large cap stocks during the second quarter largely because institutional money began to recognize that the fundamentals for small caps were, and continue to be, far superior to large caps. The significance of the sudden resurgence of small capitalization stocks is that the breadth and power of the overall stock market is suddenly broadening out. This is a very bullish event, because it is signaling that the stock market is no longer focusing on blue chips and index investments. Liquidity proved to be the catalyst for small and mid cap stocks and finally arrived in the second quarter. We expect that transactional volume will remain high in these asset classes through the end of the year. Although we had a much-anticipated move in interest rates during the latter half of the period, it did little to dampen investor enthusiasm.

    So far, 1999 has been a great year for the Navellier Variable Insurance Series Fund. Over the past six months, ending June 30, 1999, the Fund was up 27.81%. The Fund is up 43.40% since inception (February 27, 1998 to June 30,
1999).

    This is the time of year when the stock market is very turbulent for seasonal reasons. However, the stock market should rebound impressively in September as many Wall Street professionals return from their summer hiatus. Although trading volume and stock prices typically rise after Labor Day when Wall Street professionals return, skeptics may call this seasonal surge a "dead cat bounce". Only time will tell, but we suspect that in late September, as earnings pre-announcement season approaches, the analyst community will start to aggressively revise their third quarter earnings estimates significantly higher, just as they did in the last earnings pre-announcement season.

    The bottom line is that the stock market has consolidated on light trading volume, which means that there was no panic selling by investors, and now is the time for the bargain hunting to begin. Investors must be careful, since Federal Reserve Board policy could disrupt the stock market. It appears that the Federal Reserve Board is trying to engineer a "soft" landing for the U.S. economy as GDP growth slows and interest rates rise.

    The corporate earnings environment remains ideal. The third quarter earnings for the S&P 500 are now projected by the analyst community to grow in excess of 21% annually. We are confident that the day-to-day volatility that now characterizes the stock market will subside within the next couple of months. We believe that many stocks in our portfolios, especially many of our favorite mid capitalization issues, will surge in the upcoming months.

    Always feel free to contact us at (800) 887-8671 if you have any questions or if we can help you in any way. Additionally, please feel free to check our web site (www.navellier.com) for updated commentary on the market environment.

Sincerely,

/S/ Louis G. Navellier                         /S/ Alan Alpers
LOUIS G. NAVELLIER                             ALAN ALPERS

       THIS MATERIAL HAS BEEN PRECEDED BY A NAVELLIER VARIABLE INSURANCE SERIES FUND PROSPECTUS.

       THE PRECEDING CHARTS AND PERFORMANCE NUMBERS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

       PLEASE BE AWARE THAT PAST PERFORMANCE IS NO INDICATION OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     * INDICES:

       THE RUSSELL 2000-REGISTERED TRADEMARK- INDEX IS AN UNMANAGED INDEX CONSISTING OF THE SMALLEST 2000 STOCKS IN THE RUSSELL 3000 INDEX. IT IS CONSIDERED REPRESENTATIVE OF THE SMALL CAP MARKET IN GENERAL. IT IS NOT AN INVESTMENT PRODUCT AVAILABLE FOR SALE.

       THE RUSSELL 2000-REGISTERED TRADEMARK- GROWTH INDEX CONTAINS THOSE RUSSELL 2000 SECURITIES WITH A GREATER-THAN-AVERAGE GROWTH ORIENTATION. IT IS NOT AN INVESTMENT PRODUCT AVAILABLE FOR SALE.

       RUSSELL 3000-REGISTERED TRADEMARK- INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET. IT IS NOT AN INVESTMENT PRODUCT FOR SALE.

       THE S&P 500 IS AN UNMANAGED INDEX CONSISTING OF 500 LARGE CAP STOCKS. IT IS CONSIDERED REPRESENTATIVE OF THE STOCK MARKET AS A WHOLE. IT IS NOT AN INVESTMENT PRODUCT AVAILABLE FOR SALE.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999
(UNAUDITED)
GROWTH PORTFOLIO

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS -- 91.4%
APPAREL -- 11.8%
     180  Abercrombie & Fitch Co. *                 $     8,640
     350  American Eagle Outfitters, Inc. *              15,925
     150  Ann Taylor Stores Corp.*                        6,750
     112  Gap, Inc.                                       8,463
                                                    ------------
                                                         39,778
                                                    ------------
BIOTECHNOLOGY AND DRUGS -- 8.9%
     110  Andrx Corp.*                                    8,484
      53  Bindley Western Industries, Inc.                1,222
     230  ICOS Corp.                                      9,387
     160  MedImmune, Inc.*                               10,840
                                                    ------------
                                                         29,933
                                                    ------------
COMMERCIAL SERVICES -- 3.6%
      50  CMGI, Inc. *                                    5,703
     200  Labor Ready, Inc. *                             6,500
                                                    ------------
                                                         12,203
                                                    ------------
COMMUNICATION EQUIPMENT AND SERVICES -- 4.8%
     230  Commscope, Inc.*                                7,073
     100  Nokia Corp., ADR                                9,156
                                                    ------------
                                                         16,229
                                                    ------------
COMPUTER AND VIDEO CHAINS -- 2.8%
     140  Best Buy, Inc.*                                 9,450
                                                    ------------
COMPUTER HARDWARE AND PERIPHERALS -- 10.0%
     280  Adaptec, Inc.*                                  9,888
     170  EMC Corp. *                                     9,350
     220  Lexmark International Group, Inc. *            14,534
                                                    ------------
                                                         33,772
                                                    ------------
COMPUTER SOFTWARE AND PROGRAMMING -- 18.3%
     170  BroadVision, Inc.*                             12,538
     190  Citrix System, Inc.*                           10,735
     270  Clarify, Inc.*                                 11,138
     170  Electronics for Imaging, Inc.*                  8,734
     385  Macromedia, Inc.*                              13,571
     140  Mercury Interactive Corp.*                      4,953
                                                    ------------
                                                         61,669
                                                    ------------

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
ELECTRONIC PRODUCTS -- 5.9%
     200  Gemstar International Group Ltd.*         $    13,050
     150  Jabil Circuit, Inc.*                            6,769
                                                    ------------
                                                         19,819
                                                    ------------
FINANCIAL SERVICES -- 2.8%
      90  Ameritrade Holding Corp.*                       9,538
                                                    ------------
HEALTHCARE -- 1.5%
     300  Apria Healthcare Group, Inc.*                   5,100
                                                    ------------
MEDICAL EQUIPMENT AND SUPPLIES -- 7.4%
     100  MiniMed, Inc. *                                 7,694
     220  VISX, Inc.*                                    17,421
                                                    ------------
                                                         25,115
                                                    ------------
PRECISION INSTRUMENTS -- 2.2%
     140  Waters Corp.*                                   7,437
                                                    ------------
SEMICONDUCTORS AND RELATED -- 11.4%
     180  Alpha Industries, Inc.*                         8,573
     120  Power Integrations, Inc.*                       8,775
      80  QLogic Corp. *                                 10,560
     140  RF Micro Devices, Inc.*                        10,447
                                                    ------------
                                                         38,355
                                                    ------------
TOTAL COMMON STOCKS
 (COST $227,619)                                        308,398
                                                    ------------
MONEY MARKET FUND -- 8.6%
  29,142  Fund for Government Investors
            (Cost $29,142)                               29,142
                                                    ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $256,761)                                    $   337,540
                                                    ------------
                                                    ------------

--------------------------

*   NON-INCOME PRODUCING

ADR AMERICAN DEPOSITORY RECEIPTS

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
-----------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

                                                                                                       GROWTH
                                                                                                      PORTFOLIO
----------------------------------------------------------------------------------------------------  ---------
ASSETS
  Securities at Value (Note 1) (Cost $256,761)......................................................  $ 337,540
  Interest Receivable...............................................................................         98
  Unamortized Organizational Costs (Note 1).........................................................     12,848
                                                                                                      ---------
    Total Assets....................................................................................    350,486
                                                                                                      ---------
LIABILITIES
  Investment Advisory Fee Payable (Note 2)..........................................................        220
  Administrative Fee Payable (Note 2)...............................................................         64
  Other Payables and Accrued Expenses...............................................................        103
  Organizational Expenses Payable to Adviser (Note 1)...............................................     12,848
                                                                                                      ---------
    Total Liabilities...............................................................................     13,235
                                                                                                      ---------
NET ASSETS..........................................................................................  $ 337,251
                                                                                                      ---------
                                                                                                      ---------
SHARES OUTSTANDING..................................................................................     23,520
                                                                                                      ---------
                                                                                                      ---------
NET ASSET VALUE PER SHARE...........................................................................     $14.34
                                                                                                      ---------
                                                                                                      ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
-----------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

                                                                                                        GROWTH
                                                                                                       PORTFOLIO
----------------------------------------------------------------------------------------------------  -----------
INVESTMENT INCOME
  Interest (Note 1).................................................................................   $     407
  Dividends (Note 1)................................................................................         117
                                                                                                      -----------
    Total Investment Income.........................................................................         524
                                                                                                      -----------
EXPENSES
  Investment Advisory Fee (Note 2)..................................................................       1,030
  Administrative Fee (Note 2).......................................................................         303
  Transfer Agent and Custodian Fee (Note 3).........................................................      12,066
  Legal Fees........................................................................................       9,356
  Trustees' Fees and Expenses (Note 2)..............................................................       6,000
  Shareholder Reports and Notices...................................................................       5,894
  Organizational Expense (Note 1)...................................................................       1,752
  Other Expenses....................................................................................         619
                                                                                                      -----------
    Total Expenses..................................................................................      37,020
    Less Expenses Reimbursed by Investment Adviser (Note 2).........................................     (35,202)
                                                                                                      -----------
      Net Expenses..................................................................................       1,818
                                                                                                      -----------
NET INVESTMENT LOSS.................................................................................      (1,294)
                                                                                                      -----------
Net Realized Gain on Investments....................................................................      26,191
Change in Net Unrealized Appreciation of Investments................................................      36,019
                                                                                                      -----------
NET INCOME ON INVESTMENTS...........................................................................      62,210
                                                                                                      -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................................................     $60,916
                                                                                                      -----------
                                                                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
-----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         GROWTH PORTFOLIO
                                                                 ---------------------------------
                                                                  FOR THE SIX
                                                                 MONTHS ENDED     FOR THE PERIOD
                                                                 JUNE 30, 1999        ENDED
                                                                  (UNAUDITED)   DECEMBER 31, 1998*
                                                                 -------------  ------------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss..........................................    $  (1,294)       $     (734)
  Net Realized Gain (Loss) on Investment Transactions..........       26,191           (21,589)
  Change in Net Unrealized Appreciation of Investments.........       36,019            44,758
                                                                 -------------        --------
    Net Increase in Net Assets Resulting from Operations.......       60,916            22,435
                                                                 -------------        --------
DISTRIBUTIONS TO SHAREHOLDERS
    Total Distributions to Shareholders........................           --                --
                                                                 -------------        --------
FROM SHARE TRANSACTIONS
    Net Proceeds from Sales of Shares..........................       87,228           128,396
    Reinvestment of Distributions..............................           --                --
    Cost of Shares Redeemed....................................      (15,440)          (46,284)
                                                                 -------------        --------
    Net Increase in Net Assets Resulting from Share
      Transactions.............................................       71,788            82,112
                                                                 -------------        --------
      TOTAL INCREASE IN NET ASSETS.............................      132,704           104,547
NET ASSETS -- Beginning of Period..............................      204,547           100,000
                                                                 -------------        --------
NET ASSETS -- End of Period....................................    $ 337,251        $  204,547
                                                                 -------------        --------
                                                                 -------------        --------
SHARES
    Sold.......................................................        6,543            13,412
    Issued in Reinvestment of Distributions....................           --                --
    Redeemed...................................................       (1,247)           (5,188)
                                                                 -------------        --------
    Net Increase in Shares.....................................        5,296             8,224
                                                                 -------------        --------
                                                                 -------------        --------
--------------------------------------------------------------

 *FROM COMMENCEMENT OF OPERATIONS FEBRUARY 27, 1998

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
-----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                   GROWTH PORTFOLIO
                                          -----------------------------------
                                            FOR THE SIX       FOR THE PERIOD
                                            MONTHS ENDED          ENDED
                                           JUNE 30, 1999       DECEMBER 31,
                                            (UNAUDITED)           1998*
                                          ----------------   ----------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................       $ 11.22            $ 10.00
                                                ------             ------
  Income from Investment Operations:
    Net Investment Loss.................         (0.06)             (0.04)
    Net Realized and Unrealized Gain on
      Investments.......................          3.18               1.26
                                                ------             ------
      Total from Investment
        Operations......................          3.12               1.22
                                                ------             ------
  Distributions to Shareholders:
    Total Distributions to
      Shareholders......................            --                 --
                                                ------             ------
  Net Increase in Net Asset Value.......          3.12               1.22
                                                ------             ------
  Net Asset Value -- End of Period......       $ 14.34            $ 11.22
                                                ------             ------
                                                ------             ------

TOTAL INVESTMENT RETURN.................         27.81%(A)          12.20%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.50%(B)           1.50%(B)
  Expenses Before Reimbursement (Note
    2)..................................         30.50%(B)          70.17%(B)
  Net Investment Loss After
    Reimbursement (Note 2)..............         (1.07)%(B)         (0.67)%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............        (30.07)%(B)        (69.34)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............            68%               129%
  Net Assets at End of Period (in
    thousands)..........................          $337               $205
  Number of Shares Outstanding at End of
    Period (in thousands)...............            24                 18

--------------------------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS FEBRUARY 27, 1998

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
-----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999
(UNAUDITED)

1. Significant Accounting Policies

    The Navellier Variable Insurance Series Fund, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company authorized to issue multiple series of shares, each representing a portfolio of investments. The Fund currently has authorized one series, the Navellier Growth Portfolio (the "Growth Portfolio"), a diversified open-end management investment company. The Fund was established as a Maryland corporation organized on February 28, 1997. The Fund is authorized to issue 500,000,000 shares of capital stock with no stated par value of the Growth Portfolio. The Fund's shares are offered only to (a) insurance companies to fund benefits under their variable annuity contracts and variable life insurance policies and (b) tax-qualified pension and retirement plans ("Qualified Plans"), including participant-directed Qualified Plans which elect to make the Fund available as investment options for Qualified Plan participants. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Directors will value the Fund's securities in good faith. The Directors will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income are declared and paid annually. Net capital gains, if any, are distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

      (e) Organizational expenses of the Growth Portfolio totaling $17,520 are being deferred and amortized over 60 months beginning with public offering of shares in the Fund. Any redemption by an initial investor during the amortization period will be reduced by a pro rata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At June 30, 1999, unamortized organization costs of the Growth Portfolio were $12,848.

2. Investment Advisory Fees and Other Transactions with Affiliates

    Investment advisory services are provided by Navellier & Associates, Inc. (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.85% of the daily net assets of the Growth Portfolio. The Adviser receives an annual fee equal to 0.25% of the Funds average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and director of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser, the Adviser has agreed to waive its advisory fee and/ or reimburse expenses until the total portfolio operating expenses are at or below 1.50%. This agreement is subject to termination at any time without notice to shareholders after the expiration of the twelve months from the date shares of the Growth Portfolio are first offered to the public. During the period ended June 30, 1999, the Adviser paid operating expenses of the portfolio totaling $35,687 under the operating expense agreements, the Adviser requested and the portfolio reimbursed $485 of such expenses.

                                        NAVELLIER VARIABLE INSURANCE SERIES FUND
-----------------------------------------------------------------

    Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and director of the Fund is also an officer and director of the Distributor.

    The Fund pays each of its Directors not affiliated with the Adviser $6,000 annually. For the six months ended June 30, 1999, Directors' fees and expenses totaled $6,000.

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Directors.

4. Securities Transactions

    For the six months ended June 30, 1999, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                                                                     GROWTH
                                                                                                    PORTFOLIO
                                                                                                    ---------
Purchases.........................................................................................  $ 218,272
                                                                                                    ---------
                                                                                                    ---------
Sales.............................................................................................  $ 155,007
                                                                                                    ---------
                                                                                                    ---------

5. Unrealized Appreciation and Depreciation of Investments

    Unrealized appreciation and depreciation as of June 30, 1999, based on the cost for Federal income tax purposes is as follows:

                                                                                                     GROWTH
                                                                                                    PORTFOLIO
                                                                                                    ---------
Gross Unrealized Appreciation.....................................................................  $  86,001
Gross Unrealized Depreciation.....................................................................     (5,222)
                                                                                                    ---------
Net Unrealized Appreciation.......................................................................  $  80,779
                                                                                                    ---------
                                                                                                    ---------
Cost of Investments for Federal Income Tax Purposes...............................................  $ 256,761
                                                                                                    ---------
                                                                                                    ---------

6. Net Assets

    At June 30, 1999, net assets consisted of the following:

                                                                                                     GROWTH
                                                                                                    PORTFOLIO
                                                                                                    ---------
Paid-in-Capital...................................................................................  $ 253,164
Undistributed Net Investment Loss.................................................................     (1,294)
Accumulated Net Realized Gain on Investments......................................................      4,602
Net Unrealized Appreciation of Investments........................................................     80,779
                                                                                                    ---------
NET ASSETS........................................................................................  $ 337,251
                                                                                                    ---------
                                                                                                    ---------

7. Federal Income Tax

    As of December 31, 1998, for Federal income tax purposes, the Fund had $13,778 of capital loss carryovers, expiring December 31, 2006, which may be applied against future net taxable realized gain of each succeeding year until the earlier of its utilization or its expiration.